Total
COPLEY FUND INC /NV/
COPLEY FUND INC /NV/
INVESTMENT OBJECTIVE
The Fund seeks to generate net long-term capital gains and dividend income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	COPLEY FUND INC /NV/ COPLEY FUND INC /NV/
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a % of amount redeemed) on Shares Held Less Than 10 Days	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	COPLEY FUND INC /NV/ COPLEY FUND INC /NV/
Management Fees	0.27%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	3.78%
Net taxes	3.30%	[1]
Total Annual Fund Operating Expenses	4.05%
Fee Waiver	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	4.02%	[3]
[1]	The components of net tax expense consists of tax expense $13,536,102, or 14.82% of average net assets, and tax benefit of $10,520,936, or 11.52% of average net assets.
[2]	The Adviser has entered into an agreement with the Fund whereby the Adviser has agreed to waive $60,000 of its fee per annum. This agreement is effective through February 28, 2022. After February 28, 2022 the Adviser or the Fund can choose not to continue the agreement.
[3]	In comparing the Copley Fund to other mutual, funds investors should consider the Fund’s unique tax characteristics related to the accrual of deferred taxes. Please see “Accumulated Earnings Tax” and “Tax on Unrealized Appreciation” on pages 8 and 10, respectively. The Fund is required to include deferred taxes in calculating its expense ratio even though they are not currently payable. The Fund’s total annual operating expense ratio after advisory fee waiver and without the inclusion of net regular and deferred taxes is 0.72%.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions have been reinvested, and that the Fund’s operating expenses remain the same. The example also assumes that the current contractual fee waiver is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
COPLEY FUND INC /NV/ | COPLEY FUND INC /NV/ | USD ($)	404	1,230	2,071	4,246

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119,33% of the average value of its portfolio. This higher than usual turnover rate was the result of the Fund rebalancing the portfolio.

Principal Investment Strategies
Under normal conditions, the Fund invests at least 90% of its total assets in equity securities of domestic issuers listed on a nationally recognized securities exchange or traded on the NASDAQ System. The Fund invests in stocks from a variety of industries included in the energy, communication, financial, pharmaceutical, insurance, retail and pipeline sectors.

Principal Investment Risks
The Fund invests primarily in equity securities that fluctuate in value. Political and economic news and events can influence market wide trends. Other factors may cause price swings in a single company’s stock or the stocks of the companies within a given industry. The Fund invests primarily in companies that pay dividends. There is a risk that these companies could stop paying dividends. The Fund often invests a significant portion of its assets in public utility companies. This results in the Fund’s performance being closely tied to conditions affecting that industry such as interest rate sensitivity, regulatory changes, environmental issues, natural gas and coal prices and the risks associated with the operation of nuclear power plants. NAV would be adversely affected if the Fund were to be held liable for any federal accumulated earnings tax. See “Accumulated Earnings Tax” on page    . The Fund is not a regulated investment company (RIC). Hence, it is liable for taxes which are payable from Fund assets. Loss of money is a risk of investing in the Fund.

The Copley Fund’s fiscal year ended February 28, 2021 ended on a high note. The Fund recovered significantly from the drop in value of its portfolio at the depths of the COVID-19 pandemic. Despite our continued adherence to the disciplined, focused investment strategy which has been the Fund’s basis since inception, the Fund’s portfolio was significantly affected. At this time, we cannot predict when the U.S. economy and our financial markets will recover from the COVID-19 pandemic or how various proposed changes to the tax law may affect the Fund.

We fully believe that, in addition to general financial market conditions, the Fund’s performance is affected by interest rates for two reasons. First of all, the companies in which the Fund invests tend to be capitalized with significant debt. As a result, their earnings are affected by increases or decreases in the costs of borrowing. Second of all, many of the companies in which the Fund invests pay relatively high dividends. Some investors who look for high returns have the alternative of buying stocks which pay dividends or debt instruments which pay interest. As interest rates rise or fall, dividend paying stocks can become less or more attractive as alternate investments. We cannot predict how these considerations may change, or have greater or lesser influence on investors’ decisions in light of the turmoil in the financial markets resulting from the COVID-19 crisis.

In 2020, the Fund began to slowly diversify its portfolio in order to reduce its position in certain companies we believed were overweighted and also to diversify sectors in which it is invested. This diversification led to a significant tax liability as positions were sold which had capital appreciation, but the tax reserve worked as designed to eliminate the affect on NAV since the tax on the appreciation was already reflected in NAV. The Fund continued, and intends to continue, its historic strategy of investing in large companies with highly liquid publicly traded securities. We expect this strategy to continue as we, as a nation, continue to weather the COVID-19 crisis and its economic and financial effects. We continued to monitor the financial markets and the effects on the Fund’s portfolio and will adjust its holdings as we think appropriate.

Bar Chart and Performance Table
The information in the bar chart and table that follows provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1, 5 and 10 years and for the life of the Fund compare to those of broad measures of market performance.

The Fund’s past performance (after taxes) is not necessarily an indication of how the Fund will perform in the future.

During the ten-year period shown in the above chart, the highest quarterly return was 11.85% (for the quarter ended March 31, 2018) and the lowest quarterly return was (17.96)% (for the quarter ended March 31, 2020).

Average annual total returns for the periods ended December 31, 2020
The following table shows the Fund’s average annual returns (after taxes) and the change in value of a broad-based market index over various periods ended December 31, 2020. The index information is intended to permit you to compare the Fund’s performance to a broad measure of market performance.

After-tax returns are calculated using the highest individual federal marginal income tax rate and do not include the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Redemption” may be greater than the “Return Before Taxes” because you are assumed to be able to use the capital loss on the sale of shares to offset other taxable gains.

Your actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their shares in a tax-deferred account (including a 401(k) or IRA), or to investors who are tax-exempt.

Average Annual Returns - COPLEY FUND INC /NV/	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
COPLEY FUND INC /NV/	1.34%	13.23%	11.29%
S&P 500 Index	18.40%	15.22%	13.88%

* The Fund has a policy not to make distributions.